CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 9,933	$ 6,778
Other financial assets	17,730	12,468
Accounts receivable and other	18,928	18,469
Inventory	10,360	10,272
Assets classified as held for sale	5,917	3,502
Equity accounted investments	41,327	40,698
Investment properties	96,782	96,686
Property, plant and equipment	100,009	89,264
Intangible assets	24,658	27,710
Goodwill	14,714	14,550
Deferred income tax assets	3,338	3,572
Total assets	343,696	323,969
Financial liabilities	193,217	184,231
Liabilities and Equity
Accounts payable and other	50,682	43,077
Liabilities associated with assets classified as held for sale	2,359	1,690
Non-recourse borrowings of managed entities	139,324	136,292
Corporate borrowings	9,077	7,083
Property-specific borrowings	128,556	127,869
Subsidiary borrowings	10,768	8,423
Deferred income tax liabilities	15,913	14,849
Subsidiary equity obligations	3,699	4,132
Equity [abstract]
Equity	122,642	116,846
Total liabilities and equity	343,696	323,969
Corporate borrowings
Assets
Financial liabilities	9,077	7,083
Subsidiary equity obligations
Assets
Financial liabilities	3,699	4,132
Non-controlling interests
Equity [abstract]
Equity	86,804	81,833
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,145	4,145
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	5,889	5,276
Common shares | Non-controlling interests
Equity [abstract]
Equity	80,915	76,557
Common shares | Common equity
Equity [abstract]
Equity	$ 31,693	$ 30,868